Financial risk management - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial risk management [Line Items]
Percentage of gains losses on exchange differences on translation recognised in profit or loss	10.00%
At 1 percent change
Financial risk management [Line Items]
Interest income	$ 2.0	$ 4.8